Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net
Schedule of Property and Equipment, Net
	Estimated
	Useful Lives	December 31, 2023	December 31, 2022
Vehicles	5 years	$74,398	$199,502
Less: accumulated depreciation		(72,537)	(182,762)
		$1,861	$16,740